FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 4. Financial Instruments

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	March 31, 2021
	Adjusted Cost	Unrealized Losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
	(in thousands)
Assets
Cash	$5,725	$—	$5,725	$5,725	$—
Level 1
Money market funds	434,984	—	434,984	434,984	—
Level 2
U.S. Government securities	5,089	(1)	5,088	—	5,088
Commercial paper	59,967	(11)	59,956	28,696	31,260
Corporate bonds	17,141	(17)	17,124	—	17,124

Subtotal	82,197	(29)	82,168	28,696	53,472

Total assets	$522,906	$(29)	$522,877	$469,405	$53,472

Liabilities
Level 3
Warrant liabilities	2,346	—	2,346	—	—

Total liabilities	$2,346	$—	$2,346	$—	$—

As of December 31, 2020, the Company did not have any outstanding marketable securities.

The fair value of the Private Placement warrant liabilities is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liabilities, the Company used the Black-Scholes option-pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate, and dividend yield.

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

March 31, 2021
Private Placement Warrant Liability
(in thousands)
Fair value as of January 1, 2021	$—
Private placement warrant liability acquired as part of the merger	$3,014
Change in the fair value included in other income (expense), net	$(668)

Fair value as of March 31, 2021	$2,346

The key inputs into the Black-Scholes option pricing model for the private warrants were as follows for the relevant periods:

	March 31, 2021	March 12, 2021
Expected term (years)	4.9	5.0
Expected volatility	62.6%	70.0%
Risk-free interest rate	0.90%	0.85%
Exercise Price	$11.50	$11.50

NOTE 12. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$243,129,959
Liabilities:
Warrant liabilities	3	2,419,470

Warrants:

The Company has determined that private warrants issued in connection with its initial public offering and the sale of Private Units in February 2020 are subject to treatment as a liability. The Company utilizes Black-Scholes option pricing model to value the private warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. The key inputs in the option pricing model utilized are assumptions related to expected share-price volatility, expected term, risk-free interest rate and dividend yield.

•

The expected share-price volatility assumption is based on a blend of the implied volatilities of the Company’s public warrants and a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•

The expected term of the warrants is assumed to be the expected period until the close of a business combination, and the contractual five-year term subsequently. Subsequent to an increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•

The risk-free interest rate is based on U.S. Treasury rate for expected terms. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•	The dividend yield is based on the historical rate, which the Company anticipates to remain at zero.

The key inputs into the Black-Scholes option pricing model for the private warrants were as follows for the relevant periods:

Input	February 6, 2020	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.47%	0.41%	0.34%	0.33%	0.40%
Expected term (years)	5.5	5.5	5.5	5.5	5.3
Expected volatility	18.9%	21.5%	22.4%	23.7%	55.1%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50

The private warrants were classified as Level 3 at the respective measurement dates due to the use of unobservable expected share-price volatility input. There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.

Based on the inputs noted above, the Company determined that the fair value of the warrant liabilities upon their issuance on February 6, 2020 was $380,175. Subsequently, as of March 31, 2020, June 30, 2020, September 30, 2020 and December 31, 2020 the fair value of the warrant liabilities were $417,150, $488,220, $537,660 and $2,419,470 respectively.

The change in fair value of the warrant liabilities for the period from February 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant Liabilities
Fair value as of February 6, 2020 (inception)	$—
Initial measurement on February 6, 2020(1)	423,330
Change in fair value of warrant liabilities	(6,180)

Fair value as of March 31, 2020	417,150
Change in fair value of warrant liabilities	71,070

Fair value as of June 30, 2020	488,220
Change in fair value of warrant liabilities	49,440

Fair value as of September 30, 2020	537,660
Change in fair value of warrant liabilities	1,881,810

Fair value as of December 31, 2020	$2,419,470

(1)	Includes 277,500 warrants issued on February 6, 2020 and 31,500 warrants issued on February 10, 2020 as a result of the Over-Allotment Private Placement.